Schedule of Investments
November 30, 2020 (unaudited)
Archer Dividend Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 12.30%

Beverages - 1.95%
PepsiCo, Inc.	2,500	360,575

Biotech & Phamaceutical - 1.52%
Viatris Inc (2)	16,700	280,892

Canned, Fruits, Veg & Preserves, Jams & Jellies - 2.47%
J.M. Smucker Co.	3,900	457,080

Computer & Office Equipment - 2.40%
Cisco Systems, Inc.	10,300	443,106

Computer Storage Devices - 2.23%
Seagate Technology Plc. (Ireland)	7,000	411,670

Construction Machinery & Equip - 2.28%
Caterpillar Inc.	2,425	420,956

Converted Paper & Paperboard Prods (No Containers/Boxes) - 2.19%
Kimberly Clark Corp.	2,900	403,999

Electric & Other Services Combined - 6.41%
Consolidated Edison, Inc.	5,350	407,938
Duke Energy Corp.	4,300	398,438
Exelon Corp.	9,200	377,844

		1,184,220

Electric Services - 6.73%
American Electric Power Co., Inc.	4,500	382,005
Entergy Corp.	3,900	424,515
Southern Co.	7,300	436,905

		1,243,425

Finance Services - 2.31%
Hercules Capital, Inc.	32,000	426,880

Guided Missiles & Space Vehicles & Parts - 1.98%
Lockheed Martin Corp.	1,000	365,000

Insurance Agents Brokers & Services - 2.75%
Arthur J. Gallagher & Co.	4,400	507,804

Misc Industrial & Commercial Machinery & Equipment - 2.56%
Eaton Corp., Plc. (Ireland)	3,900	472,329

National Commercial Banks - 5.29%
JPMorgan Chase & Co.	3,500	412,580
Regions Financial Corp.	37,000	564,990

		977,570

Natural Gas Transmission - 1.56%
Kinder Morgan, Inc.	20,000	287,600

Paper Mills - 2.59%
International Paper Co.	9,680	478,966

Petroleum Refining - 2.36%
Chevron Corp.	5,000	435,900

Pharmaceutical Preparations - 13.99%
AbbVie, Inc.	6,350	664,083
Bristol Myers Squibb Co.	5,225	326,040
GlaxoSmithKline Plc. ADR	8,100	297,999
Johnson & Johnson	2,500	361,700
Merck & Co., Inc.	5,100	409,989
Pfizer, Inc.	13,700	524,847

		2,584,658

Retail - Drug Stores - 1.63%
Walgreens Boots Alliance, Inc.	7,900	300,279

Retail-Drug Stores & Proprietary Stores - 2.35%
CVS Health Corp.	6,400	433,856

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.47%
Garmin Ltd. (Switzerland)	3,900	455,364

Semiconductors & Related Devices - 3.39%
Broadcom, Inc.	487	195,569
Texas Instruments, Inc.	2,670	430,538

		626,107

Services - Personal Services - 2.24%
H&R Block	22,000	413,600

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.48%
Procter & Gamble Co.	3,300	458,271

Surgical & Medical Instruments & Apparatus - 0.99%
3M Co.	1,062	183,439

Telephone Communications (No Radio Telephone) - 4.19%
BCE, Inc.	7,400	320,864
Verizon Communications, Inc.	7,500	453,075

		773,939

Trucking & Courier Services - 3.47%
United Parcel Service, Inc. Class B	3,750	641,513

Total Common Stock	(Cost $ 13,069,199)	16,028,998

Real Estate Investment Trust - 12.30%
American Campus Communities, Inc.	11,860	472,028
Crown Castle International Corp.	2,700	452,439
Digital Realty Trust, Inc.	3,400	458,150
Iron Mountain, Inc.	16,500	453,750
W. P. Carey, Inc.	6,300	436,023

Total Real Estate Investment Trusts	(Cost $ 1,964,191)	2,272,390

Money Market Registered Investment Companies - 0.54%
Federated Treasury Obligation Fund - Institutional Shares - 0.01% (3)	100,138	100,138

Total Money Market Registered Investment Companies	(Cost $ 100,138)	100,138

Total Investments - 99.62%	(Cost $ 15,133,528)	18,401,526

Other Assets less Liabilities - .38%		70,807

Total Net Assets - 100.00%		18,472,333

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$18,401,526	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$18,401,526	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2020.